EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 2 - EARNINGS PER SHARE

There are no convertible securities that would affect the numerator in calculating basic and diluted earnings per share; therefore, net income as presented on the Consolidated Statement of Income will be used as the numerator. The following table sets forth the composition of the weighted-average common shares (denominator) used in the basic and diluted earnings per share computation.

	2012	2011	2010

Weighted-average common shares outstanding	1,654,137	1,652,940	1,646,138
Average treasury stock shares	(47,499)	(54,100)	(54,100)
Average unearned nonvested shares	(4,565)	-	-

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,602,073	1,598,840	1,592,038

Additional common stock equivalents (nonvested stock) used to calculate diluted earnings per share	-	11,052	-

Additional common stock equivalents (stock options) used to calculate diluted earnings per share	2,804	607	997

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,604,877	1,610,499	1,593,035

Options to purchase 74,500 shares of common stock at a price greater than the current market value were outstanding at December 31, 2011 but were not included in the computation of diluted earnings per share because to do so would have been antidilutive. There were no options outstanding at December 31, 2012 and 2010 which would have an antidilutive effect on the earnings per share calculation.